MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Accommodation and Food Services - 4.7%
Restaurants and Other Eating Places - 4.7%
Domino's Pizza, Inc.	72,775	$ 28,592,570

Administrative and Support and Waste Management and Remediation Services - 3.4%
Credit Bureaus - 3.4%
Moody's Corporation	56,247	20,527,905

Construction - 3.5%
Residential Building Construction - 3.5%
NVR, Inc. (a)	3,475	21,389,980

Educational Services - 3.0%
Colleges, Universities, and Professional Schools - 3.0%
Strategic Education, Inc.	205,536	18,286,538

Finance and Insurance - 29.6%
Credit Card Issuing - 4.2%
Discover Financial Services	270,410	25,148,130

Direct Insurance (except Life, Health, and Medical) Carriers - 11.3%
Arch Capital Group Ltd. (a)	552,796	46,263,497
Progressive Corporation (The)	137,522	22,557,734
		68,821,231
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 9.1%
Mastercard, Inc. - Class A	67,989	28,135,888
Visa, Inc. - Class A	105,152	26,990,415
		55,126,303
Investment Banking and Securities Intermediation - 5.0%
Goldman Sachs Group, Inc. (The)	89,114	30,435,996

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 89.5% (Continued)	Shares	Value
Information - 2.5%
Motion Picture and Video Production - 2.5%
Walt Disney Company (The) (a)	166,490	$ 15,431,958

Manufacturing - 4.5%
Engine, Turbine, and Power Transmission Equipment - 4.5%
Cummins, Inc.	121,351	27,202,040

Retail Trade - 30.3%
Automotive Parts and Accessories Retailers - 15.2%
AutoZone, Inc. (a)	20,828	54,359,622
O'Reilly Automotive, Inc. (a)	38,382	37,705,709
		92,065,331
Clothing and Clothing Accessories Retailers - 15.1%
Ross Stores, Inc.	437,382	57,025,865
TJX Companies, Inc. (The)	392,154	34,552,689
		91,578,554
Transportation and Warehousing - 5.5%
Freight Transportation Arrangement - 3.9%
Expeditors International of Washington, Inc.	198,647	23,905,180

Rail Transportation - 1.6%
Union Pacific Corporation	42,655	9,608,892

Wholesale Trade - 2.5%
Industrial Supplies Merchant Wholesalers - 2.5%
Fastenal Company	254,878	15,285,034

Total Common Stocks (Cost $397,746,049)		$ 543,405,642

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.5%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 5.25% (b)	37,174,966	$ 37,174,966
Vanguard Treasury Money Market Fund - Investor Shares, 5.34% (b)	26,568,705	26,568,705
Total Money Market Funds (Cost $63,743,671)		$ 63,743,671

Investments at Value - 100.0% (Cost $461,489,720)		$ 607,149,313

Other Assets in Excess of Liabilities - 0.0% (c)		53,608

Net Assets - 100.0%		$ 607,202,921

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.
(c)	Percentage rounds to less than 0.1%.